Reverse Recapitalization (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Reverse Recapitalization [Abstract]
Schedule of Number of the Company’s Ordinary Shares Issued and Outstanding

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization (as defined below):

Ordinary
Share
Energem’s ordinary shares outstanding prior to Reverse Recapitalization	73,844
Less: redemption of Energem’s ordinary shares	(11,739)
Ordinary shares issued to underwriter	3,375
Ordinary shares issued to financial advisor	46,000
Total ordinary shares issued upon completion of reverse recapitalization	111,480
Conversion of Graphjet’s ordinary shares	2,295,833
Total ordinary shares issued and outstanding upon completion of reverse recapitalization	2,407,313

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization (as defined below):

Ordinary
Share
Energem’s ordinary shares outstanding prior to Reverse Recapitalization	4,430,622
Less: redemption of Energem’s ordinary shares	(704,316)
Ordinary shares issued to underwriter	202,500
Ordinary shares issued to financial advisor	2,760,000
Total ordinary shares issued upon completion of reverse recapitalization	6,688,806
Conversion of Graphjet’s ordinary shares	137,750,000
Total ordinary shares issued and outstanding upon completion of reverse recapitalization	144,438,806

Schedule of Reverse Recapitalization to the Consolidated Statements of Cash Flows and the Changes in Shareholders’ Deficit

The following table reconcile the elements of the Reverse Recapitalization to the consolidated statements of cash flows and the changes in shareholders’ deficit:

March 14,
2024
Funds held in Energem’s trust account	$3,760,259
Funds held in Energem’s operating cash account	1,231
Less: payments of transaction costs incurred by Energem	(3,760,259)
Proceeds from the Reverse Recapitalization	1,231
Less: non-cash net deficit assumed from Energem	(3,474,995)
Net distributions from issuance of ordinary shares upon the Reverse Recapitalization	$(3,473,764)

The following table reconcile the elements of the Reverse Recapitalization to the consolidated statements of cash flows and the changes in shareholders’ deficit:

March 14,
2024
Funds held in Energem’s trust account	$3,760,259
Funds held in Energem’s operating cash account	1,231
Less: payments of transaction costs incurred by Energem	(3,760,259)
Proceeds from the Reverse Recapitalization	1,231
Less: non-cash net deficit assumed from Energem	(3,474,995)
Net distributions from issuance of ordinary shares upon the Reverse Recapitalization	$(3,473,764)